RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Management and directors salaries and fees	$ 238,755	$ 134,899
Share-based compensation	117,028	505,316
Key management personnel compensation	$ 355,783	$ 640,215